TRADING ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
TRADING ASSETS AND LIABILITIES
Balances of trading asset and liabilities

Balances of trading asset and liabilities comprise the following as of December 31, 2019 and 2018:

			December 31,		December 31,
	Note	2019		2018
Trading assets
Debt securities	8.1	Ps.	4,673,113	Ps.	3,762,978
Equity securities	8.2		3,523,121		2,672,648
Derivative assets	8.3		917,434		768,686
		Ps.	9,113,668	Ps.	7,204,312

Trading liabilities
Derivative liabilities	8.3		962,438		811,305
		Ps.	962,438	Ps.	811,305
Total trading assets and liabilities net		Ps.	8,151,230	Ps.	6,393,007

Investments in debt securities at fair value through profit or loss held for trading

The following is the balance at December 31, 2019 and 2018.

	December 31,		December 31,
	2019		2018
Securities issued or secured by the Colombian Government	Ps.	2,425,760	Ps.	2,270,642
Securities issued or secured by other Colombian Government entities		175,794		128,546
Securities issued or secured by foreign Governments		139,534		98,155
Securities issued or secured by central banks		13,966		12,914
Securities issued or secured by other financial entities		1,850,422		1,218,751
Securities issued or secured by non-financial sector entities		33,942		29,122
Others		33,695		4,848
Total trading debt securities	Ps.	4,673,113	Ps.	3,762,978

Investments in equity securities at fair value through profit or loss held for trading

The following is the balance at December 31, 2019 and 2018.

	December 31,		December 31,
	2019		2018
In Colombian Pesos
Corporate stock	Ps.	1,679	Ps.	3,060
Investment funds (1)		1,587,495		1,162,260
Pension and severance funds (2)		1,847,317		1,451,692
	Ps.	3,436,491	Ps.	2,617,012

In foreign currency
Corporate stock	Ps.	34,796	Ps.	32,733
Investment funds		51,834		22,903
	Ps.	86,630	Ps.	55,636
Total equity securities	Ps.	3,523,121	Ps.	2,672,648
(1)	Grupo Aval has restricted Investment Funds related to Concesionaria Nueva Vía al Mar Ps. 49,788 and Concesionaria Vial del Pacífico Ps. 22,444.
(2)	Pursuant to Colombian rules, the subsidiary Porvenir S. A. is required to directly invest 1% of the total assets of these funds in mandatory severance and pension funds managed by Porvenir.

Schedule of held-for-trading derivative assets and liabilities

	December 31, 2019				December 31, 2018
	Assets		Liabilities		Assets		Liabilities
Forward contracts
Foreign currency to buy	Ps.	30,706	Ps.	750,384	Ps.	599,987	Ps.	22,175
Foreign currency to sell		734,460		65,009		17,811		566,846
Debt securities to buy		150		277		50		—
Debt securities to sell		103		298		22		2,730
Subtotal	Ps.	765,419	Ps.	815,968	Ps.	617,870	Ps.	591,751
Swap
Cross currency		34,682		31,808		48,546		148,378
Interest rate		73,481		64,673		43,181		32,380
Subtotal	Ps.	108,163	Ps.	96,481	Ps.	91,727	Ps.	180,758
Futures contracts
Debt securities to buy		—		52		—		32
Subtotal	Ps.	—	Ps.	52	Ps.	—	Ps.	32
Options contracts
Foreign currency to buy		43,069		977		59,089		—
Foreign currency to sell		783		48,960		—		38,764
Subtotal		43,852		49,937		59,089		38,764
Total derivative assets and liabilities trading	Ps.	917,434	Ps.	962,438	Ps.	768,686	Ps.	811,305

Trading assets in debt securities pledged as collateral

The following is a list of held-for-trading financial assets that are being used as collateral in repo operations, pledged as collateral for transactions with financial instruments, or pledged to third parties as collateral to secure financial obligations with other banks (See note 21).

	December 31,		December 31,
	2019		2018
Pledged as collateral in money market operations
Securities issued or secured by central banks	Ps.	12,454	Ps.	11,533
Securities issued or secured by foreign Governments		53,900		51,055
Securities issued or secured by Colombian Government		533,358		1,027,436
Securities issued or secured by other financial entities		15,775		15,567
	Ps.	615,487	Ps.	1,105,591
Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	5,433	Ps.	34,191
		5,433		34,191
	Ps.	620,920	Ps.	1,139,782

(*)    Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)